5. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Other income	$ 7,020	$ 7,543	$ 28,991	$ 25,320
Loans payable	178,669		154,447	34,751
Grom Holdings, Inc. [Member]
Rent receivable	$ 0		0	32,872
Other income			28,991	25,320
Members of Board of Directors [Member]
Loans payable			$ 154,447	$ 34,751